CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (168,967)	$ (23,149)	¥ (839,528)	¥ (1,578,403)
Depreciation of property and equipment and amortization of intangible assets	21,948	3,007	24,892	25,210
Share-based compensation expenses	59,262	8,119	164,656	373,895
Accrued investment income of short-term investments	(58,321)	(7,990)	(37,514)	(31,537)
Deferred income tax	(3,025)	(414)	(3,806)	(2,400)
Provision of allowance for expected credit loss	36,734	5,033	29,916	34,457
Loss/(Gain) on disposal of property and equipment	(6)	(1)	402	77
Gain on disposal of a subsidiary	(4,928)	(675)
Impairment of long-term investments				20,894
Fair value change of financial instruments	(78,405)	(10,741)	5,170	176,685
Changes in operating assets and liabilities:
Trade receivables	208,244	28,529	64,411	(132,839)
Prepayments and other current assets	63,278	8,668	(41,724)	87,134
Right-of-use assets	33,060	4,529	59,908	26,393
Other non-current assets	66	9	13,061	382
Accounts payable and accrued liabilities	(183,369)	(25,121)	220,243	(15,870)
Contract liabilities	(59,529)	(8,155)	(87,060)	78,219
Amounts due from/to related parties	(45,102)	(6,179)	7,442	(65,287)
Taxes payable	955	131	(4,692)	(40,849)
Salary and welfare payables	(65,400)	(8,960)	56,869	(36,542)
Other current liabilities	(10,080)	(1,381)	2,653	(8,472)
Lease liabilities	(26,600)	(3,644)	(50,826)	(26,101)
Net cash used in operating activities	(280,200)	(38,385)	(415,527)	(1,114,954)
Cash flows from investing activities:
Cash paid for long-term investments	(21,176)	(2,901)	(30,000)
Purchases of short-term investments	(9,114,732)	(1,248,713)	(7,533,252)	(10,546,256)
Proceeds of maturities of short-term investments	10,409,987	1,426,162	6,584,256	12,046,130
Purchases of term deposits	(673,373)	(92,252)	(2,677,594)	(3,571,690)
Proceeds from withdrawal of term deposits	1,952,455	267,485	2,047,915	5,768,675
Purchase of intangible assets			(381)
Purchases of property and equipment	(2,731)	(374)	(8,489)	(714)
Proceeds from/(Payment for) disposal of property and equipment	27	4	(5)	123
Acquisition of subsidiaries, net of cash acquired			(63,590)	(60,608)
Proceeds from disposal of a subsidiary, net of cash disposed	12,160	1,666
Payment of foreign exchange options				(145,193)
Net cash provided by/(used in) investing activities	2,562,617	351,077	(1,681,140)	3,490,467
Cash flows from financing activities:
Capital contribution from non-controlling interests shareholder	200	27
Proceeds from short-term borrowings	51,774	7,093
Repayment of short-term borrowings	(51,774)	(7,093)
Acquisition of a subsidiary with noncontrolling interests	(4,513)	(618)
Proceeds received from employees in relation to share options	1,158	159	4,513	19,612
Payments for repurchase of shares	(400,707)	(54,897)	(369,569)	(127,962)
Net cash used in financing activities	(403,862)	(55,329)	(365,056)	(108,350)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	14,851	2,035	42,510	101,528
Net increase/(decrease) in cash and cash equivalents	1,893,421	259,398	(2,419,213)	2,368,691
Cash and cash equivalents at beginning of the year	2,106,639	288,608	4,525,852	2,157,161
Cash, cash equivalents and restricted cash at end of the year	4,000,060	548,006	2,106,639	4,525,852
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	¥ 1,783	$ 244	11,143	16,917
Supplemental schedule of non-cash investing and financing activities:
Unpaid consideration for acquisition (including contingent consideration)			78,362	¥ 22,858
Unpaid consideration for long-term investments			¥ 14,621